As filed with the Securities and Exchange Commission on November 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: November 3, 2014 – September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

GURTIN
FIXED INCOME

ANNUAL REPORT

GURTIN NATIONAL MUNICIPAL VALUE FUND
GURTIN CALIFORNIA MUNICIPAL VALUE FUND

September 30, 2015

TABLE OF CONTENTS

Gurtin National Municipal Value Fund
A Message to Our Shareholders (Unaudited)	2
Performance Chart and Analysis (Unaudited)	4
Schedule of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13

Gurtin California Municipal Value Fund
A Message to Our Shareholders (Unaudited)	14
Performance Chart and Analysis (Unaudited)	16
Schedule of Investments	18
Statement of Assets and Liabilities	22
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights	25

Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	30
Additional Information (Unaudited)	31

GURTIN NATIONAL MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
SEPTEMBER 30, 2015

Dear Shareholders:

Over the course of the first year of the Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund (“Gurtin Value Funds”), we have found great opportunity in broad financial market volatility and Federal Reserve uncertainty, while maintaining a high credit quality discipline and focus on maximizing long-term income while preserving capital in our management of the Gurtin Value Funds.

As nimble, contrarian investors, key sources of opportunity that we were able to seize in the ultra-low interest rate environment of the past twelve months as we sought to meet the Gurtin Value Funds’ implicit objective of yield maximization included:

1.      Weakness in the State of Illinois and City of Chicago.

When Moody’s Investors Service downgraded the City of Chicago multiple notches to junk status in May 2015 and Standard & Poor’s downgraded the City for the second time in two months in July 2015, many municipal market investors were seemingly rattled and the resultant credit fears and highly publicized headlines served as a source of opportunity for the Gurtin Value Funds. With the State of Illinois simultaneously dealing with pension woes and fiscal issues, we were able to purchase high quality bonds of peripheral entities sheltered from the City and State’s credit distress, but tarnished all the same by the market’s wrongful association with the fiscal woes of this highly publicized area of credit distress. We have also been able to selectively extend duration in certain purchases due to idiosyncratic spread widening in misunderstood credits in the City and State.

2.      An uptick in rates prior to the August 2015 Federal Reserve meeting.

When Chairperson Yellen issued a personal code of silence for the month leading up to the August 2015 Federal Reserve meeting, she went a step further than simply “keeping cards close to the vest”. Unlike many who provided clues as to potential Fed action on its threat to raise rates, Yellen remained quiet, even going as far as being a no-show at the prestigious Jackson Hole Economic Summit. As a result, just prior to the September 17th announcement, even as economists remained divided regarding whether the Fed would hold policy steady or tighten by 25 basis points, the markets, as measured by 30-Day Fed Funds futures handicapped the odds of a hike at below 30%. The end result was an uptick in market rates prior to the Federal Reserve meeting. True to our nimble, opportunistic management style for the Gurtin Value Funds, we seized this opportunity to buy bonds with solid risk adjusted yields.

As we approach the eighth year since the onset of the 2008 credit crisis, it seems clear that while inflation and interest rates may trend higher in the future, it is probable that the upward trajectory will be choppy, but rather slow overall. Serving as historical precedent of the sluggish upward movement is the notable absence of the September hike expected by economists as of the July Federal Reserve meeting – in spite of the Federal Reserve’s July 29th statement and the Federal Reserve’s published dot plots of expected rates which predicted two 25-basis point hikes by 2015 year-end. Further, the following statistics on employment and inflation that succeeded the July Federal Reserve meeting certainly, at least at face value, also appeared to flash the green light for a rate rise that never came:

1.	The unemployment rate, as represented by the Bureau of Labor Statistics, declined from 5.7% at the onset of 2015, to 5.3% at the July Federal Reserve meeting, to 5.1% at the end of August,

2.
Non-farm payrolls, as represented by the Bureau of Labor Statistics, averaged a 209,000 increase over the two months prior to the most recent Federal Reserve meeting (only a shade below the 212,000 monthly average for 2015 year-to-date), and

3.
Inflation, as measured by the Consumer Price Index (excluding food and energy) and represented by the Bureau of Labor Statistics, remained unchanged from the July meeting at a year-over-year increase of 1.8% (below the 2.0% target, but up from 1.6% at the beginning of 2015).

GURTIN NATIONAL MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
SEPTEMBER 30, 2015

By not raising rates even as employment and inflation statistics suggested it should, the Federal Reserve has essentially revealed that it sees very little risk of inflation over the near term and will likely be reluctant to raise rates unless the economy remains stable, and markets are calm and have fully discounted an interest rate rise. While we have selectively added some longer duration bond structures to the Gurtin Value Funds, we remain poised with plenty of liquidity to take advantage of potential future choppiness in the market that we believe will arise from the volatility and outsized market reaction to the ongoing uncertainty regarding the Federal Reserve’s decision if or when to eventually raise interest rates. In the meantime, we stay patient and stick to our high credit quality discipline and focus on maximizing long-term income while preserving capital.

Sincerely,

William R. Gurtin

CEO, CIO, Managing Partner

Gurtin Fixed Income Management, LLC

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Bonds: Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit and inflation risk; investments may be worth more or less than the original cost when redeemed. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax; a strategy concentrating in a single or limited number of states is subject to greater risk of adverse economic conditions and regulatory changes. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Liquidity Risk: Certain types of municipal securities that a Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

GURTIN NATIONAL MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
SEPTEMBER 30, 2015

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin National Municipal Value Fund (the “Fund”) compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Miscellaneous Index 7-12 Years  (“BAML Muni Misc 7-12”) and the Bank of America Merrill Lynch Municipal Blended Index (“BAML Muni Blended”), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipals Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total returns of both the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Misc 7-12 and the BAML Muni Blended do not include expenses. The Fund is professionally managed while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 1.03%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses(excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through January 28, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

GURTIN NATIONAL MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
SEPTEMBER 30, 2015

The Fund’s underperformance relative to the benchmark BAML Muni Blended and the BAML Muni Misc 7-12 during the twelve months ended September 30, 2015, was largely attributable to the Fund’s relatively shorter, more conservative positioning, with effective duration as of each month end being 69% and 54% that of the benchmark BAML Muni Blended and the BAML Muni Misc 7-12 on average, respectively. However, underperformance of these indices was mitigated by the Fund’s credit quality positioning. Notably, the State of Illinois’ and City of Chicago’s fiscal challenges repeatedly made headlines over the course of the year, resulting in negative effects on pricing. Whereas both the Fund and the benchmark BAML Muni Blended had exposure to Illinois bonds, the Fund’s selective purchase of high quality bonds of peripheral entities sheltered from the City and State’s credit distress, added value relative to the benchmark. In addition, the Fund benefited from favorable sector positioning and security structure selection as we exploited increased opportunity in select issuers within the healthcare and airport municipal sectors, and callable zero-coupon bond structures.

A privately offered fund managed by the Gurtin National Municipal Value Fund’s Adviser and portfolio management team (“Predecessor Fund”) reorganized into the Gurtin National Municipal Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin National Municipal Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin National Municipal Value Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin National Municipal Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin National Municipal Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 99.8%
Alabama - 1.7%
$1,500,000	Alabama Special Care Facilities Financing Authority-Birmingham AL, Alabama Revenue Bond	5.00%	11/15/39	$1,559,010

Arkansas - 0.1%
80,000	Arkansas Development Finance Authority, Arkansas Revenue Bond, Series B	5.55	04/01/21	81,590

California - 14.4%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	763,776
130,000	California Health Facilities Financing Authority, California Revenue Bond, Series A	5.00	04/01/25	130,365
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	582,740
500,000	California State Public Works Board, California Revenue Bond, Series C	5.40	10/01/22	502,125
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,261,112
1,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	534,220
670,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	671,635
1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,666,587

Principal	Security Description	Rate	Maturity	Value

$50,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00%	12/01/17	$50,413
200,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/25	201,650
1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.80	09/01/27	972,420
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	573,560
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14	08/01/27	540,430
130,000	State of California, General Obligation Bond, Series 07	5.13	10/01/27	130,543
1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97	04/01/20	1,151,670
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,171,258
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	283,493
				13,187,997
Connecticut - 6.9%
5,130,000	Connecticut State Health & Educational Facility Authority, Connecticut Revenue Bond, Series A	5.00	07/01/42	5,270,459
1,000,000	University of Connecticut, Connecticut Revenue Bond, Series A	5.00	02/15/18	1,018,200
				6,288,659

See Notes to Financial Statements.                                                 6

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

Florida - 5.1%
$1,145,000	Highlands County Health Facilities Authority, Florida Revenue Bond, Series G (b)	5.13%	11/15/22	$1,206,235
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	699,165
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,807,225
				4,712,625
Illinois - 21.0%
865,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/25	875,596
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	529,180
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	574,067
950,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/33	984,447
1,975,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,063,085
1,500,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/27	1,595,910
900,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/29	956,466
525,000	Illinois Finance Authority, Illinois Revenue Bond, Series D	6.25	11/01/28	608,601
1,250,000	Illinois Finance Authority, Illinois Revenue Bonds	5.00	07/01/46	1,345,288
1,600,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond	5.50	06/15/50	1,672,608

Principal	Security Description	Rate	Maturity	Value

$2,175,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series A	5.50%	06/15/53	$2,340,017
1,950,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	12/15/28	2,143,440
500,000	Township of Campton IL, Illinois General Obligation Bond	4.90	12/15/19	501,810
1,030,000	University of Illinois, Illinois Revenue Bond, Series A	5.13	04/01/36	1,130,404
900,000	University of Illinois, Illinois Revenue Bond, Series A	5.00	04/01/39	983,313
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25	06/01/36	945,062
				19,249,294
Indiana - 2.3%
1,950,000	Indiana Finance Authority, Indiana Revenue Bond, Series A	5.00	05/01/42	2,108,243

Kansas - 1.9%
1,745,000	Kansas Development Finance Authority, Kansas Revenue Bond	5.00	10/01/16	1,745,244

Maryland - 0.7%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	669,650

Massachusetts - 1.3%
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,174,217

Michigan - 11.8%
3,665,000	Michigan Municipal Bond Authority, Michigan Revenue Bond	4.75	10/01/25	3,665,440

See Notes to Financial Statements.                               7

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

$500,000	Michigan State Building Authority, Michigan Revenue Bond	5.00%	10/15/25	$500,980
535,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/28	536,048
2,415,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/33	2,419,733
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	637,186
1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15	10/01/29	1,771,141
1,340,000	Michigan Strategic Fund, Michigan Revenue Bond	5.00	10/15/15	1,342,707
				10,873,235
Missouri - 0.3%
265,000	St Louis Municipal Finance Corp., Missouri Revenue Bond	5.00	02/15/23	271,564

Nevada - 4.1%
1,150,000	County of Clark NV, Nevada General Obligation Bond	4.75	11/01/30	1,180,590
2,375,000	County of Clark NV, Nevada General Obligation Bond	4.75	11/01/35	2,438,175
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,792
				3,764,557
New York - 6.5%
1,000,000	Metropolitan Transportation Authority, Illinois Revenue Bond, Series A	5.00	11/15/31	1,048,370
1,425,000	Metropolitan Transportation Authority, New York Revenue Bond, Series C	5.00	11/15/31	1,433,721

Principal	Security Description	Rate	Maturity	Value

$1,725,000	New York State Dormitory Authority, New York Revenue Bond	5.00%	07/01/30	$1,777,526
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,176
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,650,180
				5,959,973
Ohio - 4.5%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,248,569
825,000	Gallia County Local School District, Ohio General Obligation Bond	5.00	12/01/30	851,400
				4,099,969
Oregon - 0.0%
20,000	State of Oregon Housing & Community Services Department, Oregon Revenue Bond, Series B	5.05	07/01/26	20,650

Pennsylvania - 2.6%
2,325,000	Swarthmore Borough Authority, Pennsylvania Revenue Bond, Series A	5.00	09/15/30	2,419,907

South Carolina - 2.3%
2,110,000	South Carolina Transportation Infrastructure Bank, South Carolina Revenue Bond, Series A	5.00	10/01/21	2,110,253

Texas - 9.5%
1,425,000	City Public Service Board of San Antonio TX, Texas Revenue Bond	5.00	02/01/32	1,510,756
1,500,000	County of Harris TX, Texas Revenue Bond (b)	0.89	08/15/35	1,313,040

See Notes to Financial Statements.                               8

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

$1,375,000	Lamar Consolidated Independent School District, Texas General Obligation Bond	5.00%	02/15/38	$1,440,588
2,000,000	Northside Independent School District, Texas General Obligation Bond	5.00	06/15/35	2,060,000
1,000,000	Red River Education Financing Corp., Texas Revenue Bond	5.00	03/15/38	1,054,940
1,300,000	Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bond	5.00	02/01/36	1,318,486
				8,697,810
Washington - 2.3%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,795,536
250,000	State of Washington, Washington Certificate of Participation, Series D	5.45	07/01/28	278,025
				2,073,561
Wisconsin - 0.5%
500,000	Central Brown County Water Authority, Wisconsin Revenue Bond	5.00	12/01/30	504,085
Total Municipal Bonds (Cost $89,315,496)				91,572,093

Shares	Security Description	Value

Money Market Fund - 1.1%
966,582	Fidelity Government Money Market Fund, 0.01% (b) (Cost $966,582)	966,582
Total Investments - 100.9% (Cost $90,282,078)*		$92,538,675
Other Assets & Liabilities, Net – (0.9)%		(806,858)
Net Assets – 100.0%		$91,731,817

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of September 30, 2015.

*	Cost for federal income tax purposes is $90,282,078 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,308,274
Gross Unrealized Depreciation	(51,677)
Net Unrealized Appreciation	$2,256,597

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	92,538,675
Level 3 - Significant Unobservable Inputs	-
Total	$92,538,675

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	99.0%
Money Market Fund	1.0%
100.0%

See Notes to Financial Statements.                                                 9

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015

ASSETS
Total investments, at value (Cost $90,282,078)	$92,538,675
Receivables:
Fund shares sold	117,000
Dividends and interest	1,212,329
Prepaid expenses	7,374
Deferred offering costs	5,655
Total Assets	93,881,033

LIABILITIES
Payables:
Investment securities purchased	2,043,572
Fund shares redeemed	34,127
Distributions payable	12,959
Accrued Liabilities:
Investment adviser fees	18,233
Trustees’ fees and expenses	422
Fund services fees	3,007
Other expenses	36,896
Total Liabilities	2,149,216

NET ASSETS	$91,731,817

COMPONENTS OF NET ASSETS
Paid-in capital	$89,491,326
Undistributed net investment income	5
Accumulated net realized loss	(16,111)
Net unrealized appreciation	2,256,597
NET ASSETS	$91,731,817
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	9,163,409
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.01

See Notes to Financial Statements.                                                 10

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2015*

INVESTMENT INCOME
Dividend income	$383
Interest income	1,653,934
Total Investment Income	1,654,317

EXPENSES
Investment adviser fees	264,476
Fund services fees	99,495
Non 12b-1 shareholder servicing fees	28,460
Custodian fees	6,060
Registration fees	16,228
Professional fees	33,876
Trustees' fees and expenses	8,442
Offering costs	62,207
Miscellaneous expenses	28,234
Total Expenses	547,478
Fees waived	(194,842)
Net Expenses	352,636

NET INVESTMENT INCOME	1,301,681

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(16,111)
Net change in unrealized appreciation on investments	171,293
NET REALIZED AND UNREALIZED GAIN	155,182
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,456,863

* Commencement of operations was November 3, 2014.

See Notes to Financial Statements.                                                 11

GURTIN NATIONAL MUNICIPAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

November 3, 2014* Through September 30, 2015
OPERATIONS
Net investment income	$1,301,681
Net realized loss	(16,111)
Net change in unrealized appreciation	171,293
Increase in Net Assets Resulting from Operations	1,456,863

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,301,676)

CAPITAL SHARE TRANSACTIONS
Sale of shares (Note 1)	106,706,244
Reinvestment of distributions	1,136,510
Redemption of shares	(16,266,124)
Increase in Net Assets from Capital Share Transactions	91,576,630
Increase in Net Assets	91,731,817

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$91,731,817

SHARE TRANSACTIONS
Sale of shares	10,678,702
Reinvestment of distributions	113,588
Redemption of shares	(1,628,881)
Increase in Shares	9,163,409

(a) Undistributed net investment income	$5
* Commencement of operations.

See Notes to Financial Statements.                                                 12

GURTIN NATIONAL MUNICIPAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	November 3, 2014 (a) through September 30, 2015
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.20
Net realized and unrealized gain	0.02
Total from Investment Operations	0.22
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.21)
NET ASSET VALUE, End of Period	$10.01
TOTAL RETURN	2.18	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$91,732
Ratios to Average Net Assets:
Net investment income	2.21	%(d)
Net expenses	0.60	%(d)
Gross expenses (e)	0.93	%(d)
PORTFOLIO TURNOVER RATE	32	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers.

See Notes to Financial Statements.                                                 13

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
SEPTEMBER 30, 2015

Dear Shareholders:

Over the course of the first year of the Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund (“Gurtin Value Funds”), we have found great opportunity in broad financial market volatility and Federal Reserve uncertainty, while maintaining a high credit quality discipline and focus on maximizing long-term income while preserving capital in our management of the Gurtin Value Funds.

As nimble, contrarian investors, key sources of opportunity that we were able to seize in the ultra-low interest rate environment of the past twelve months as we sought to meet the Gurtin Value Funds’ implicit objective of yield maximization included:

1.      Weakness in the State of Illinois and City of Chicago.

When Moody’s Investors Service downgraded the City of Chicago multiple notches to junk status in May 2015 and Standard & Poor’s downgraded the City for the second time in two months in July 2015, many municipal market investors were seemingly rattled and the resultant credit fears and highly publicized headlines served as a source of opportunity for the Gurtin Value Funds. With the State of Illinois simultaneously dealing with pension woes and fiscal issues, we were able to purchase high quality bonds of peripheral entities sheltered from the City and State’s credit distress, but tarnished all the same by the market’s wrongful association with the fiscal woes of this highly publicized area of credit distress. We have also been able to selectively extend duration in certain purchases due to idiosyncratic spread widening in misunderstood credits in the City and State.

2.      An uptick in rates prior to the August 2015 Federal Reserve meeting.

When Chairperson Yellen issued a personal code of silence for the month leading up to the August 2015 Federal Reserve meeting, she went a step further than simply “keeping cards close to the vest”. Unlike many who provided clues as to potential Fed action on its threat to raise rates, Yellen remained quiet, even going as far as being a no-show at the prestigious Jackson Hole Economic Summit. As a result, just prior to the September 17th announcement, even as economists remained divided regarding whether the Fed would hold policy steady or tighten by 25 basis points, the markets, as measured by 30-Day Fed Funds futures handicapped the odds of a hike at below 30%. The end result was an uptick in market rates prior to the Federal Reserve meeting. True to our nimble, opportunistic management style for the Gurtin Value Funds, we seized this opportunity to buy bonds with solid risk adjusted yields.

As we approach the eighth year since the onset of the 2008 credit crisis, it seems clear that while inflation and interest rates may trend higher in the future, it is probable that the upward trajectory will be choppy, but rather slow overall. Serving as historical precedent of the sluggish upward movement is the notable absence of the September hike expected by economists as of the July Federal Reserve meeting – in spite of the Federal Reserve’s July 29th statement and the Federal Reserve’s published dot plots of expected rates which predicted two 25-basis point hikes by 2015 year-end. Further, the following statistics on employment and inflation that succeeded the July Federal Reserve meeting certainly, at least at face value, also appeared to flash the green light for a rate rise that never came:

1.	The unemployment rate, as represented by the Bureau of Labor Statistics, declined from 5.7% at the onset of 2015, to 5.3% at the July Federal Reserve meeting, to 5.1% at the end of August,

2.
Non-farm payrolls, as represented by the Bureau of Labor Statistics, averaged a 209,000 increase over the two months prior to the most recent Federal Reserve meeting (only a shade below the 212,000 monthly average for 2015 year-to-date), and

3.
Inflation, as measured by the Consumer Price Index (excluding food and energy) and represented by the Bureau of Labor Statistics, remained unchanged from the July meeting at a year-over-year increase of 1.8% (below the 2.0% target, but up from 1.6% at the beginning of 2015).

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
SEPTEMBER 30, 2015

By not raising rates even as employment and inflation statistics suggested it should, the Federal Reserve has essentially revealed that it sees very little risk of inflation over the near term and will likely be reluctant to raise rates unless the economy remains stable, and markets are calm and have fully discounted an interest rate rise. While we have selectively added some longer duration bond structures to the Gurtin Value Funds, we remain poised with plenty of liquidity to take advantage of potential future choppiness in the market that we believe will arise from the volatility and outsized market reaction to the ongoing uncertainty regarding the Federal Reserve’s decision if or when to eventually raise interest rates. In the meantime, we stay patient and stick to our high credit quality discipline and focus on maximizing long-term income while preserving capital.

Sincerely,

William R. Gurtin

CEO, CIO, Managing Partner

Gurtin Fixed Income Management, LLC

There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Bonds: Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit and inflation risk; investments may be worth more or less than the original cost when redeemed. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax; a strategy concentrating in a single or limited number of states is subject to greater risk of adverse economic conditions and regulatory changes. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Liquidity Risk: Certain types of municipal securities that a Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
SEPTEMBER 30, 2015

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin California Municipal Value Fund (the “Fund”) compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Miscellaneous Index 7-12 Years  (“BAML Muni Misc 7-12”) and the Bank of America Merrill Lynch Municipal Blended Index (“BAML Muni Blended”), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipals Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total returns of both the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Misc 7-12 and the BAML Muni Blended does not include expenses. The Fund is professionally managed while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 0.87%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through January 28, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
SEPTEMBER 30, 2015

The Fund’s underperformance relative to the benchmark BAML Muni Blended and the BAML Muni Misc 7-12 during the twelve months ended September 30, 2015, was largely attributable to the Fund’s relatively shorter, more conservative positioning, with effective duration as of each month-end being 64% and 50% of the benchmark BAML Muni Blended and the BAML Muni Misc 7-12 on average, respectively. However underperformance of these indices was mitigated by the Fund’s credity quality positioning. Notably, the State of Illinois’ and City of Chicago’s fiscal challenges repeatedly made headlines over the course of the year, resulting in negative effects on pricing. Whereas both the Fund and the benchmark BAML Muni Blended had exposure to Illinois bonds, the Fund’s selective purchase of high quality bonds of peripheral entities sheltered from the City and State’s credit distress, added value relative to the benchmark. In addition, the Fund benefited from security structure selection as we exploited increased opportunity in callable zero-coupon bond structures.

A privately offered fund managed by the Gurtin California Municipal Value Fund’s Adviser and portfolio management team (“Predecessor Fund”) reorganized into the Gurtin California Municipal Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin California Municipal Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin California Municipal Value Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin California Municipal Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin California Municipal Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 100.7%
California - 84.4%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00%	01/01/33	$1,146,660
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,319,082
165,000	Anaheim Public Financing Authority, California Revenue Bond	5.00	10/01/21	165,023
290,000	Bret Harte Union High School District, California Certificate of Participation	4.25	09/01/20	298,204
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,725,216
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	774,410
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	577,060
2,465,000	California Infrastructure & Economic Development Bank, California Revenue Bond, Series A2 (a)	0.30	10/01/47	2,464,532
310,000	California State Public Works Board, California Revenue Bond, Series A	5.00	12/01/23	313,280
500,000	California State Public Works Board, California Revenue Bond, Series B	6.00	04/01/27	584,055
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	579,610

Principal	Security Description	Rate	Maturity	Value

$500,000	California State Public Works Board, California Revenue Bond, Series G	5.00%	11/01/31	$517,345
4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	4,650,630
1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75	10/01/30	1,167,690
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	718,452
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,211,710
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,296,450
7,790,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (b)	4.92	08/01/36	2,792,793
1,000,000	Chino Valley Unified School District, California General Obligation Bond (b)	5.85	08/01/26	615,980
3,000,000	Chino Valley Unified School District, California General Obligation Bond (b	4.62	08/01/29	1,588,830
2,000,000	City of Fairfield CA, California Certificate of Participation, Series A (b)	6.55	04/01/30	1,068,440
1,000,000	City of Fresno CA Water System, California Revenue Bond, Series A	5.25	06/01/18	1,004,270
1,145,000	City of Los Angeles CA, California Certificate of Participation	6.13	11/01/15	1,150,782

See Notes to Financial Statements.                                                 18

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

$1,690,000	City of Vallejo CA Water Revenue, California Revenue Bond	5.00%	05/01/18	$1,732,791
2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00	08/01/37	2,852,456
7,100,000	Contra Costa Transportation Authority, California Revenue Bond (a)	0.50	03/01/34	7,101,065
250,000	Corona Public Financing Authority, California Revenue Bond, Series C	5.00	09/01/21	256,300
1,275,000	County of San Bernardino CA, California Certificate of Participation	4.75	08/01/28	1,279,335
1,400,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	1,403,416
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (b)	5.73	08/01/34	1,026,327
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,668,540
1,600,000	Fresno Unified School District, California General Obligation Bond, Series G (b)	6.10	08/01/41	340,032
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	134,828
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,001,640
655,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/26	660,404

Principal	Security Description	Rate	Maturity	Value

$1,150,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75%	06/01/27	$1,231,846
5,140,000	Los Angeles Department of Water & Power, California Revenue Bond, Series A-1	5.00	07/01/39	5,483,712
6,000,000	Los Angeles Department of Water, California Revenue Bond	5.00	07/01/38	6,390,420
4,900,000	Los Angeles Department of Water, California Revenue Bond, Series A2	5.00	07/01/35	5,056,163
2,000,000	Los Angeles Municipal Improvement Corp., California Revenue Bond	5.00	08/01/23	2,007,820
8,575,000	Metropolitan Water District of Southern California, California Revenue Bond	5.00	07/01/37	9,145,323
1,000,000	Metropolitan Water District of Southern California, California Revenue Bond, Series C	5.00	07/01/35	1,030,100
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	0.80	09/01/27	3,097,158
1,600,000	Modesto Irrigation District Financing Authority, California Revenue Bond (a)	0.85	09/01/37	1,451,024
1,500,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.05	08/01/24	956,820
1,785,000	New Haven Unified School District, California General Obligation Bond, Series A (b)	5.20	08/01/27	961,794

See Notes to Financial Statements.                              19

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

$5,625,000	Northern California Transmission Agency, California Revenue Bond (a)	0.44%	05/01/24	$5,400,000
2,650,000	Oakland Unified School District/Alameda County, California General Obligation	6.63	08/01/38	3,229,210
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	942,318
400,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation	5.00	10/01/30	400,772
2,500,000	Port of Oakland, California Revenue Bond, Series P	5.00	05/01/33	2,759,000
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California Revenue Bond, Series C2 (a)	0.96	05/15/43	4,471,501
5,475,000	San Bernardino City Unified School District, California General Obligation Bond, Series C	5.00	08/01/40	6,119,353
2,000,000	San Bernardino Community College District, California General Obligation Bond, Series C	5.00	08/01/31	2,080,080
275,000	San Bernardino Municipal Water Department, California Certificate of Participation	5.00	02/01/17	275,762
1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25	04/15/29	1,144,870
3,700,000	San Francisco Bay Area Rapid Transit District, California Revenue Bond, Series A	5.00	07/01/34	3,711,544

Principal	Security Description	Rate	Maturity	Value

$1,000,000	San Mateo Union High School District, California General Obligation Bond, Series A (b)	6.01%	09/01/25	$671,820
1,000,000	Santa Clara County Board of Education, California Certificate of Participation	5.00	04/01/25	1,000,970
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,547,780
3,350,000	State of California, California General Obligation Bond	5.00	11/01/37	3,603,528
5,000	State of California, California General Obligation Bond	5.00	10/01/28	5,020
3,075,000	State of California, California General Obligation Bond	4.55	08/01/30	3,078,413
135,000	State of California, California General Obligation Bond, Series 07	5.13	10/01/27	135,564
85,000	State of California, California General Obligation Bond, Series 2007	5.75	05/01/30	85,371
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (b)	5.96-6.00	04/01/21	2,384,877
2,000,000	Stockton East Water District, California Certificate of Participation, Series B (b)	6.08	04/01/25	1,131,860
775,000	Stockton Unified School District, California General Obligation Bond	5.00	07/01/27	887,166
3,990,000	Stockton Unified School District, California General Obligation Bond	4.55	09/01/30	4,002,090
1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38	05/01/33	1,804,560

See Notes to Financial Statements.                              20

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015

Principal	Security Description	Rate	Maturity	Value

$250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38%	08/01/29	$283,493
				137,156,740
Illinois - 12.7%
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/30	1,073,280
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/35	1,053,110
2,325,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/40	2,428,695
1,755,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,939,538
1,000,000	Chicago Park District, Illinois General Obligation Bond, Series B	5.00	01/01/26	1,105,150
1,335,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.00	01/01/23	1,478,913
3,580,000	Chicago Park District, Illinois General Obligation Bond, Series C	5.25	01/01/40	3,781,196
3,400,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond	5.50	06/15/50	3,554,292
2,825,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series A	5.50	06/15/53	3,039,333
1,000,000	Metropolitan Pier & Exposition Authority, Illinois Revenue Bond, Series B	5.00	12/15/28	1,099,200
				20,552,707
Michigan - 3.6%
5,930,000	Michigan Municipal Bond Authority, Michigan Revenue Bond	4.75	10/01/26	5,930,711
Total Municipal Bonds (Cost $158,404,551)				163,640,158

Shares	Security Description	Value

Money Market Fund - 1.8%
2,891,857	Fidelity Government Money Market Fund, 0.01% (a) (Cost $2,891,857)	$2,891,857
Total Investments - 102.5% (Cost $161,296,408)*		$166,532,015
Other Assets & Liabilities, Net – (2.5)%		(4,066,888)
Net Assets – 100.0%		$162,465,127

(a)	Variable rate security. Rate presented is as of September 30, 2015.
(b)	Zero coupon bond. Rate presented is yield to maturity.

*	Cost for federal income tax purposes is $161,296,408 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,345,937
Gross Unrealized Depreciation	(110,330)
Net Unrealized Appreciation	$5,235,607

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	166,532,015
Level 3 - Significant Unobservable Inputs	-
Total	$166,532,015

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	98.3%
Money Market Fund	1.7%
100.0%

See Notes to Financial Statements.                              21

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2015

ASSETS
Total investments, at value (Cost $161,296,408)	$166,532,015
Receivables:
Fund shares sold	1,000,000
Dividends and interest	1,531,237
Prepaid expenses	1,243
Deferred offering costs	5,079
Total Assets	169,069,574

LIABILITIES
Payables:
Investment securities purchased	6,426,105
Fund shares redeemed	66,472
Distributions payable	17,255
Accrued Liabilities:
Investment adviser fees	43,893
Trustees’ fees and expenses	66
Other expenses	50,656
Total Liabilities	6,604,447

NET ASSETS	$162,465,127

COMPONENTS OF NET ASSETS
Paid-in capital	$157,316,845
Undistributed net investment income	17
Accumulated net realized loss	(87,342)
Net unrealized appreciation	5,235,607
NET ASSETS	$162,465,127
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	16,148,369
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.06

See Notes to Financial Statements.                                                 22

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2015*

INVESTMENT INCOME
Dividend income	$1,066
Interest income	2,977,256
Total Investment Income	2,978,322

EXPENSES
Investment adviser fees	498,416
Fund services fees	146,707
Non 12b-1 shareholder servicing fees	61,239
Custodian fees	11,467
Registration fees	16,891
Professional fees	42,409
Trustees' fees and expenses	13,934
Offering costs	55,868
Miscellaneous expenses	33,183
Total Expenses	880,114
Fees waived	(215,572)
Net Expenses	664,542

NET INVESTMENT INCOME	2,313,780

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(87,342)
Net change in unrealized appreciation on investments	830,284
NET REALIZED AND UNREALIZED GAIN	742,942
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,056,722

* Commencement of operations was November 3, 2014.

See Notes to Financial Statements.                                                 23

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

November 3, 2014* Through September 30, 2015
OPERATIONS
Net investment income	$2,313,780
Net realized loss	(87,342)
Net change in unrealized appreciation	830,284
Increase in Net Assets Resulting from Operations	3,056,722

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(2,313,763)

CAPITAL SHARE TRANSACTIONS
Sale of shares (Note 1)	181,959,715
Reinvestment of distributions	2,119,555
Redemption of shares	(22,357,102)
Increase in Net Assets from Capital Share Transactions	161,722,168
Increase in Net Assets	162,465,127

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$162,465,127

SHARE TRANSACTIONS
Sale of shares	18,169,038
Reinvestment of distributions	211,373
Redemption of shares	(2,232,042)
Increase in Shares	16,148,369

(a) Undistributed net investment income	$17
* Commencement of operations.

See Notes to Financial Statements.                                                 24

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	November 3, 2014 (a) through September 30, 2015
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.19
Net realized and unrealized gain	0.07
Total from Investment Operations	0.26
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.20)
NET ASSET VALUE, End of Period	$10.06
TOTAL RETURN	2.55	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$162,465
Ratios to Average Net Assets:
Net investment income	2.09	%(d)
Net expenses	0.60	%(d)
Gross expenses (e)	0.79	%(d)
PORTFOLIO TURNOVER RATE	83	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers.

See Notes to Financial Statements.                                                 25

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

Note 1. Organization

Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of September 30, 2015, Investor Shares had not commenced operations. The Gurtin National Municipal Value Fund’s investment objective is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.  The Gurtin California Municipal Value Fund’s investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. Each Fund  commenced operations on November 3, 2014, after they acquired the net assets of privately offered funds managed by the Funds’ adviser and portfolio management team (each a “Predecessor Fund” and collectively the “Predecessor Funds”).  The Predecessor Funds of each Fund commenced operations on May 3, 2010.

On November 3, 2014, the Predecessor Funds reorganized into each Fund.  The reorganization of net assets and unrealized gain from this tax-free transaction were as follows:

Fund	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain on Investments Received from Reorganization
Gurtin National Municipal Value Fund	November 3, 2014	$46,288,768	4,628,877	$2,085,304
Gurtin California Municipal Value Fund	November 3, 2014	83,099,170	8,309,917	4,405,323

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or evaluated bid pricing. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2015, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of September 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs of $67,862 and $60,947 for the Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund, respectively, consist of fees related to certain startup legal costs, initial registration filings, and printing and mailing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Funds. During the period ended September 30, 2015, the Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund expensed $62,207 and $55,868, respectively.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Gurtin Fixed Income Management, LLC (the “Adviser”) is the investment adviser to each Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from each Fund at an annual rate of 0.45% of each Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust paid each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman) for 2014. Effective January 1, 2015, each Independent Trustee’s annual retainer fee is $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expense and extraordinary expenses) to 0.60% and 0.85% of average daily net assets through January 28, 2016, of each Fund’s Institutional Shares and Investor Shares, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees.  Voluntary fee waivers may be reduced or eliminated at any time. For the period ended September 30, 2015, fees waived were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Gurtin National Municipal Value Fund	$173,192	$21,650	$194,842
Gurtin California Municipal Value Fund	166,705	48,867	215,572

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended September 30, 2015, were as follows:

	Purchases	Sales
Gurtin National Municipal Value Fund	$65,028,298	$19,866,730
Gurtin California Municipal Value Fund	179,969,365	96,586,560

GURTIN VALUE FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2015

Note 6. Federal Income Tax

As of September 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

	Other Temporary Differences	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Capital and Other Losses	Unrealized Appreciation	Total
Gurtin National Municipal Value Fund	$(12,959)	$11,081	$1,883	$(16,111)	$2,256,597	$2,240,491
Gurtin California Municipal Value Fund	(17,255)	14,669	2,603	(87,342)	5,235,607	5,148,282

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to end of period distributions payable in each Fund.

Distributions paid during the fiscal period ended September 30, 2015 were characterized for tax purposes as follows:

	Tax-Exempt Income	Ordinary Income	Total
Gurtin National Municipal Value Fund	$1,101,594	$187,123	$1,288,717
Gurtin California Municipal Value Fund	1,950,479	346,029	2,296,508

Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund have $1,195 and $67,365 respectively, of available short-term capital loss carryforwards and $14,916 and $19,977, respectively of available long-term capital loss carryforwards that have no expiration date.

Note 7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Gurtin National Municipal Value Fund
and Gurtin California Municipal Value  Fund
and the Board of Trustees of Forum Funds II

We have audited the accompanying statements of assets and liabilities of the Gurtin National Municipal Value Fund and the Gurtin California Municipal Value Fund (the “Funds”), each a series of shares of beneficial interest in the Forum Funds II, including the schedules of investments, as of September 30, 2015, and the related statements of operations and changes in net assets and  the financial highlights for the period November 3, 2014 (commencement of operations) to September 30, 2015. These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2015 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gurtin National Municipal Value Fund and the Gurtin California Municipal Value Fund  as of September 30, 2015, and the results of their operations, the changes in their net assets and their financial highlights for the period November 3, 2014 to September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 18, 2015

GURTIN VALUE FUNDS
ADDITIONAL INFORMATION (Unaudited)
SEPTEMBER 30, 2015

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 342-5763 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 342-5763 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Gurtin National Municipal Value Fund designates 85.48% of its income dividend distributed as tax-exempt dividends. The Gurtin California Municipal Value Fund designates 84.93% of its income dividend distributed as tax-exempt dividends.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015, through September 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GURTIN VALUE FUNDS
ADDITIONAL INFORMATION (Unaudited)
SEPTEMBER 30, 2015

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	April 1, 2015	September 30, 2015	Period*	Ratio*
Gurtin National Municipal Value
Institutional Class
Actual	$1,000.00	$1,006.52	$3.02	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.06	$3.04	0.60%

Gurtin California Municipal Value
Institutional Class
Actual	$1,000.00	$1,011.76	$3.03	0.60%
Hypothetical (5% return before taxes)	$1,000.00	$1,022.06	$3.04	0.60%

*  Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 342-5763.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	36	Trustee, Forum Funds; Trustee, Forum ETF Trust
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	10	Trustee, Forum ETF Trust; Trustee, Outlook Funds Trust
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	10	Trustee, Forum ETF Trust
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	10	None
John Y. Keffer2 Born: 1942	Trustee	Since 2012	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	36	Trustee, Forum Funds; Trustee, Forum ETF Trust; ALTMFX Trust; Director, Wintergreen Fund, Inc.

1The Fund Complex includes the Trust, Forum Funds and Forum ETF Trust and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

GURTIN VALUE FUNDS
ADDITIONAL INFORMATION (Unaudited)
SEPTEMBER 30, 2015

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A

1The Fund Complex includes the Trust, Forum Funds and Forum ETF Trust and is overseen by different Boards of Trustees.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c) There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d) There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)  Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2014 and $26,400 in 2015.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2014 and $0 in 2015.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2014 and $6,000  in 2015.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2014 and $0 in 2015.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2014 and $0 in 2015.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By  /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date 11/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date 11/23/15

By /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date 11/23/15